Commitments and Contingencies - Additional information (Detail) $ in Thousands			1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Jan. 17, 2017	May 31, 2016	Jun. 30, 2014 Lease	Mar. 31, 2017 USD ($)	Mar. 21, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Contract Supplier MMcf	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingency, Information about Litigation Matters [Abstract]
Interest paid	$ 2,768
Obligations under drilling rig contracts	2,581				$ 2,581
Naylor Farms Case
Loss Contingency, Information about Litigation Matters [Abstract]
Minimum percentage of plaintiff in modified class		60.00%
Minimum | Naylor Farms Case | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought					5,000
Minimum | Naylor Farms Case Putative Class Action | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought					150,000
Minimum | West Case Putative Class Action | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought					75,000
Predecessor
Loss Contingency, Information about Litigation Matters [Abstract]
Interest paid						$ 4,105	$ 3,639	$ 25,764	$ 116,379	$ 112,196
Leases, Operating [Abstract]
Other commitments								14,211
Rent expense								$ 6,693	8,753	11,088
Maximum remaining term of operating leases								5 years
Predecessor | CO2 Compressor [Member]
Leases, Operating [Abstract]
Number Of Operating Leases | Lease				2
Operating lease expire, year			2023	2021
Predecessor | Naylor Farms Case
Loss Contingency, Information about Litigation Matters [Abstract]
Minimum percentage of plaintiff in modified class		60.00%
Predecessor | Minimum | Naylor Farms Case | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought								$ 5,000
Predecessor | Minimum | Naylor Farms Case Putative Class Action | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought								150,000
Predecessor | Minimum | West Case Putative Class Action | Pending Litigation
Loss Contingency, Information about Litigation Matters [Abstract]
Damages sought								$ 75,000
Predecessor | C O 2 Purchase Contract
Loss Contingency, Information about Litigation Matters [Abstract]
Number of short-term interim agreements | Contract								3
Number of suppliers | Supplier								3
Number of short-term interim agreements | Contract								1
Minimum volume required (MMcf/d) | MMcf								35
Potential purchase volume rate reduction								100.00%
Contract term								10 years
Notice required for purchase volume rate reduction								6 months
Average volume purchased (MMcf/d) | MMcf								43
Purchases under CO2 contracts								$ 2,289	3,000	4,890
Predecessor | C O 2 Purchase Contract | Minimum
Loss Contingency, Information about Litigation Matters [Abstract]
Average volume purchased (MMcf/d) | MMcf								42
Letter of Credit
Loss Contingency, Information about Litigation Matters [Abstract]
Letters of credit outstanding	$ 828				828
Interest paid					0
Proceeds from Letters					$ 0
Letter of Credit | Predecessor
Loss Contingency, Information about Litigation Matters [Abstract]
Letters of credit outstanding								$ 828	828
Interest paid							0	0	0	0
Proceeds from Letters							$ 0	$ 0	$ 0	$ 0